Right of use assets and lease liabilities	9 Months Ended
Sep. 30, 2022
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

For the nine months ended September 30, 2022, the Company did enter into new lease agreements for €0.7 million (2021: €187,000). The repayments of lease liabilities amounted to €497,000 (2021: €358,000). The depreciations on the right of use assets amounted to €0.5 million and €413,000 for the nine months ended September 30, 2022, and 2021, respectively.